Income Tax Expenses - Effective Income Tax Rate Reconciliation Permanent Differences Rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Permanent differences	(15.00%)	(12.00%)	(9.00%)
Tax effect of different tax rate of different jurisdictions	0.00%	0.00%	0.00%
Tax effect of Super Deduction and others	0.00%	1.00%	1.00%
Changes in valuation allowance	(10.00%)	(14.00%)	(17.00%)
Effective tax rates	0.00%	0.00%	0.00%